Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Beginning balance	$ 4,267
Recoveries of previous write-offs	1,255	$ 38
Ending balance	4,936	4,267
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	4,267
Ending balance	4,936	4,267
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,807
Ending balance	4,356	3,807
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	460
Ending balance	580	460
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	234	142
Net remeasurement of loss allowance	64	27
Loan originations	24	26
Loan purchases		31
Derecognitions and maturities	(16)	(13)
Model changes	(6)	44
Total PCL	66	115
Write-offs	(5)	(10)
Recoveries of previous write-offs	7	7
Foreign exchange and other	(41)	(20)
Ending balance	261	234
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	806	517
Net remeasurement of loss allowance	555	483
Loan originations	54	64
Loan purchases		179
Derecognitions and maturities	(66)	(77)
Model changes	61	(34)
Total PCL	604	615
Write-offs	(623)	(371)
Recoveries of previous write-offs	195	74
Foreign exchange and other	(139)	(29)
Ending balance	843	806
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	496	365
Net remeasurement of loss allowance	759	436
Loan originations	76	78
Loan purchases		25
Derecognitions and maturities	(35)	(43)
Model changes	13
Total PCL	813	496
Write-offs	(720)	(436)
Recoveries of previous write-offs	171	103
Foreign exchange and other	(55)	(32)
Ending balance	705	496
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,731	1,974
Net remeasurement of loss allowance	2,338	597
Loan originations	286	280
Loan purchases		470
Derecognitions and maturities	(466)	(319)
Model changes	110	(68)
Total PCL	2,268	960
Write-offs	(1,802)	(372)
Recoveries of previous write-offs	194	81
Foreign exchange and other	(264)	88
Ending balance	3,127	2,731
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,524
Ending balance	1,378	1,524
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,264
Ending balance	1,143	1,264
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	260
Ending balance	235	260
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	73	59
Transfer to Stage 1	132	92
Transfer to Stage 2	(26)	(18)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(142)	(94)
Loan originations	24	26
Loan purchases		31
Derecognitions and maturities	(3)	(4)
Model changes	(1)	(19)
Total PCL	(17)	13
Foreign exchange and other		1
Ending balance	56	73
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	220	111
Transfer to Stage 1	301	265
Transfer to Stage 2	(44)	(52)
Transfer to Stage 3	(7)	(18)
Net remeasurement of loss allowance	(237)	(264)
Loan originations	54	58
Loan purchases		179
Derecognitions and maturities	(16)	(34)
Model changes	15	(26)
Total PCL	66	108
Foreign exchange and other	(89)	1
Ending balance	197	220
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	188	115
Transfer to Stage 1	226	172
Transfer to Stage 2	(64)	(45)
Transfer to Stage 3	(6)	(3)
Net remeasurement of loss allowance	(182)	(146)
Loan originations	76	77
Loan purchases		25
Derecognitions and maturities	(8)	(7)
Model changes	4
Total PCL	46	73
Foreign exchange and other	(1)
Ending balance	233	188
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,043	746
Transfer to Stage 1	601	306
Transfer to Stage 2	(278)	(173)
Transfer to Stage 3	(9)	(25)
Net remeasurement of loss allowance	(599)	(446)
Loan originations	278	276
Loan purchases		470
Derecognitions and maturities	(147)	(126)
Model changes	53	(17)
Total PCL	(101)	265
Foreign exchange and other	(50)	32
Ending balance	892	1,043
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,048
Ending balance	2,827	2,048
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,859
Ending balance	2,560	1,859
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	189
Ending balance	267	189
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	151	67
Transfer to Stage 1	(130)	(92)
Transfer to Stage 2	42	27
Transfer to Stage 3	(29)	(12)
Net remeasurement of loss allowance	170	106
Derecognitions and maturities	(13)	(9)
Model changes	(5)	63
Total PCL	35	83
Foreign exchange and other		1
Ending balance	186	151
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	434	304
Transfer to Stage 1	(283)	(254)
Transfer to Stage 2	91	93
Transfer to Stage 3	(133)	(104)
Net remeasurement of loss allowance	355	438
Loan originations		6
Derecognitions and maturities	(38)	(43)
Model changes	46	(8)
Total PCL	38	128
Foreign exchange and other	(1)	2
Ending balance	471	434
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	308	250
Transfer to Stage 1	(226)	(172)
Transfer to Stage 2	64	45
Transfer to Stage 3	(290)	(147)
Net remeasurement of loss allowance	633	366
Loan originations		1
Derecognitions and maturities	(27)	(36)
Model changes	9
Total PCL	163	57
Foreign exchange and other	1	1
Ending balance	472	308
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,155	789
Transfer to Stage 1	(575)	(291)
Transfer to Stage 2	394	236
Transfer to Stage 3	(310)	(161)
Net remeasurement of loss allowance	1,189	735
Loan originations	8	4
Derecognitions and maturities	(308)	(193)
Model changes	57	(51)
Total PCL	455	279
Foreign exchange and other	88	87
Ending balance	1,698	1,155
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	695
Ending balance	731	695
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	684
Ending balance	653	684
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	11
Ending balance	78	11
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	10	16
Transfer to Stage 1	(2)
Transfer to Stage 2	(16)	(9)
Transfer to Stage 3	30	13
Net remeasurement of loss allowance	36	15
Total PCL	48	19
Write-offs	(5)	(10)
Recoveries of previous write-offs	7	7
Foreign exchange and other	(41)	(22)
Ending balance	19	10
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	152	102
Transfer to Stage 1	(18)	(11)
Transfer to Stage 2	(47)	(41)
Transfer to Stage 3	140	122
Net remeasurement of loss allowance	437	309
Derecognitions and maturities	(12)
Total PCL	500	379
Write-offs	(623)	(371)
Recoveries of previous write-offs	195	74
Foreign exchange and other	(49)	(32)
Ending balance	175	152
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	296	150
Net remeasurement of loss allowance	308	216
Total PCL	604	366
Write-offs	(720)	(436)
Recoveries of previous write-offs	171	103
Foreign exchange and other	(55)	(33)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	533	439
Transfer to Stage 1	(26)	(15)
Transfer to Stage 2	(116)	(63)
Transfer to Stage 3	319	186
Net remeasurement of loss allowance	1,748	308
Derecognitions and maturities	(11)
Total PCL	1,914	416
Write-offs	(1,802)	(372)
Recoveries of previous write-offs	194	81
Foreign exchange and other	(302)	(31)
Ending balance	$ 537	$ 533